ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 6 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of the following as of December 31, 2021 and 2020:

	2021	2020

Payroll and social security payable	$167,470	$230,430
Bonus payable	774,571	820,140
Other payables and accrued liabilities	86,169	96,960
Total Accounts Payable and Accrued Liabilities	$1,028,210	$1,147,530